Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	40,845,545	27,112,263	21,548,456
Common stock, shares outstanding	40,845,545	27,112,263	21,548,456
Notes Payable Debt Discount	$ 120,085	$ 55,982
Long term debt discount	67,726	67,726
Convertible Debentures Debt Discount	$ 29,384	$ 76,492